Parent Company Financial Information - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
MIRION TECHNOLOGIES LTD [Member]
Condensed Financial Statements, Captions [Line Items]
Cash	$ 0	$ 0	$ 0